RESERVES, Movements in Share-based Payments Reserve (Details)											12 Months Ended
		Jul. 13, 2018 shares	May 30, 2018 USD ($) shares	Dec. 31, 2017 shares	May 01, 2017 shares	[1]	Dec. 31, 2016 shares	Dec. 09, 2016 shares	Sep. 27, 2016 shares	Jan. 22, 2016 shares	Jun. 30, 2018 USD ($) shares		Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares
Movements in share-based payments reserve [Abstract]
Opening balance, Number of incentive options (in shares)											56,450,000		0	0
Number of incentive share options granted (in shares)					3,450,000			8,000,000	45,000,000		28,250,000	[1]
Number of incentive share options exercised (in shares)			(5,000,000)
Closing balance, Number of incentive options (in shares)											79,700,000		56,450,000	0
Opening balance, Number of performance rights (in shares)											2,200,000		4,400,000	10,400,000
Number of performance rights granted (in shares)	[1]										400,000
Number of performance rights expiry/lapsed (in shares)				(1,100,000)			(1,100,000)			(6,000,000)			(1,100,000)	4,400,000
Closing balance, Number of performance rights (in shares)											1,500,000		2,200,000	4,400,000
Opening balance, Share-based payments reserve | $											$ 861,973		$ 0	$ 72,471
Exercise of incentive options | $			$ (136,746)
Share-based payment expenses | $											1,172,164		861,973	(72,471)
Closing balance, Share-based payments reserve | $											$ 1,897,391		$ 861,973	$ 0
Subsequent Events [Member]
Movements in share-based payments reserve [Abstract]
Number of incentive share options issued (in shares)		700,000
Number of performance rights issued (in shares)		100,000

[1]	Included in the above number of incentive securities granted during fiscal 2018 are 700,000 Incentive Options and 100,000 Performance Rights which were not issued until July 13, 2018 (2017: 3,450,0000 Incentive Options not issued until July 6, 2017).